Stockholders’ Permanent and Temporary Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Options Granted

In applying the Black-Scholes option pricing model to Predecessor stock options granted, the Company used the following assumptions:

	Successor	Predecessor
	For the period	For the period	For the year
	December 13 through	January 1 through	ended
	December 31, 2022	December 12, 2022	December 31, 2021
Fair value of common stock on date of grant	n/a	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	1.68% - 3.01%	0.66% - 1.26%
Expected term (years)	n/a	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	111% - 119%	118% - 125%
Expected dividends	n/a	0.00%	0.00%

Schedule of Stock Option Activity

A summary of the option activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ended December 12, 2022 for the Predecessor is presented below:

Successor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, December 13, 2022	1,993,235	$10.81
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2022	1,993,235	$10.81	5.8	$-

Exercisable, December 31, 2022	1,639,566	$9.63	5.3	$-

Predecessor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.17
Exercised	-	-
Forfeited	-	-
Outstanding, December 12, 2022	10,039,348	$2.15	5.9	$3,271,992

Exercisable, December 12, 2022	8,258,023	$1.91	5.3	$3,271,992

Schedule of Information Related to Stock Options

The following table presents information related to stock options as of December 31, 2022:

Successor
Options Outstanding		Options Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.03	662,887	3.1	662,887
$11.33	12,186	9.5	12,186
$11.58	728,430	6.3	723,576
$16.36	589,732	8.3	240,917
	1,993,235	5.3	1,639,566

Summary of Warrant Activity

A summary of the warrant activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ending December 12, 2022 for the Predecessor is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Successor	Warrants	Price	In Years	Value

Outstanding, December 13, 2022	8,628,706	$10.75
Issued	-	-
Outstanding, December 31, 2022	8,628,706	$10.75	4.8	$-

Exercisable, December 31, 2022	8,558,904	$10.79	4.8	$-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Predecessor	Warrants	Price	In Years	Value

Outstanding, January 1, 2022	2,154,352	$1.98
Issued	6,406,210	1.37
Exercised	-	-
Outstanding, December 12, 2022	8,560,562	$1.52	1.8	$59,681

Exercisable, December 12, 2022	8,560,562	$1.55	3.9	$34,203

Schedule of Information Related to Stock Warrants

The following table presents information related to stock warrants as of December 31, 2022 for the Successor:

Successor
Warrants Outstanding		Warrants Exercisable
Exercise	Outstanding	Weighted Average	Exercisable Number of
Price	Number of	Remaining Life	Warrants
$5.03	104,704	2.0	34,901
$6.90	1,271,904	4.9	1,271,904
$11.50	6,929,073	4.9	6,929,073
$11.58	323,026	1.0	323,026
	8,628,706	4.8	8,558,904